SUPPLEMENT DATED OCTOBER 11, 2010

TO PROSPECTUSES DATED APRIL 30, 2010
FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE AND

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

After the close of business on October 8, 2010, the Delaware VIP Trend Series was merged into the Delaware VIP Smid Cap Growth Series.

Delaware VIP Trend Series is no longer available for investment and all references to the fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Corporate VUL, Sun Life Corporate VUL (Trend)                                                                                                                                          10/2010